Long-Term Investments - Additional Information (Details) $ in Thousands, $ in Thousands		1 Months Ended
	Mar. 11, 2019 USD ($)	Jan. 31, 2019 USD ($) shares	Apr. 30, 2017 CNY (¥)	Jan. 31, 2019 HKD ($)
Yibon Hotel Group Co., Ltd
Schedule Of Investments [Line Items]
Equity securities without readily determinable fair values, percentage			30.00%
Payment to acquire, equity securities without readily determinable fair values | ¥			¥ 103,701,474
Zhejiang New Century Hotel Management Co [Member]
Schedule Of Investments [Line Items]
Percentage of ownership	4.95%
Equity interest, ordinary shares | $	$ 29,200
China Gingko Education Group Company Limited | Initial Public Offering
Schedule Of Investments [Line Items]
Equity interest, percentage		5.56%		5.56%
Equity interest, ordinary shares		27,776,000
Equity interest		$ 5,190		$ 40,400
China Gingko Education Group Company Limited | Secondary Market [Member]
Schedule Of Investments [Line Items]
Equity interest, percentage		2.71%		2.71%
Equity interest, ordinary shares		13,560,000
Equity interest		$ 2,510		$ 19,530